RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Maturity term	3 months
Mr. Xianshou Li and his family [Member]
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Maximum guarantees provided by related party for short-term and long-term borrowings from various domestic banks	$ 318,008,380	$ 292,380,900	¥ 2,030,000,000	¥ 2,060,000,000
Champion era enterprises limited [Member]
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Interest rate (as a percent)	5.00%			5.00%